Shareholder Report, Average Annual Return (Details)	12 Months Ended		26 Months Ended	60 Months Ended	69 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000136668
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFCX with load
Average Annual Return, Percent		2.72%		(1.61%)		1.13%
C000136670
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFDX
C000136669
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFEX
C000143852
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAFX
C000246124
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSBIX
C000159454
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSKEX
C000029581
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STFAX
C000136665
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSSVX with load
Average Annual Return, Percent		11.16%		12.63%		13.64%
C000136667
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSSWX
C000136666
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSSYX
C000029583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFRX
C000029582
Average Annual Return [Line Items]
Line Graph and Table Measure Name		STBIX
C000143850
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSEYX
C000136662
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGHX with load
Average Annual Return, Percent		25.13%		6.21%		7.45%
C000136664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGJX
C000136663
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGLX
C000143853
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGVX
C000155088
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSHQX
C000158901
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSMJX with load
Average Annual Return, Percent		6.37%		5.18%		10.32%
C000158902
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSMLX
C000158903
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSMKX
C000158904
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSMHX
C000232295
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAHX
C000143868
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSBRX
C000143869
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSBSX
C000232296
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAJX
C000143872
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSBWX
C000143873
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSBYX
C000232297
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAZX
C000143876
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSCJX
C000143877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSCKX
C000232298
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAKX
C000143880
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSCNX
C000143881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSCQX
C000232299
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAOX
C000143884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDDX
C000143885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDEX
C000232290
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAUX
C000143828
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDJX
C000143829
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDLX
C000232291
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAWX
C000143832
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDOX
C000143833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDQX
C000232292
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSAYX
C000143836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDWX
C000143837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSDYX
C000232300
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFPX
C000216582
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFJX
C000216583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFKX
C000253750
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGQX
C000253751
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGNX
C000253749
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSGUX
C000232293
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFQX
C000143856
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFNX
C000143857
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SSFOX
Without Sales Load [Member] | C000136668
Average Annual Return [Line Items]
Average Annual Return, Percent		6.72%		(0.86%)		1.51%
Without Sales Load [Member] | C000136670
Average Annual Return [Line Items]
Average Annual Return, Percent		7.15%		(0.56%)		1.82%
Without Sales Load [Member] | C000136669
Average Annual Return [Line Items]
Average Annual Return, Percent		7.15%		(0.44%)		1.91%
Without Sales Load [Member] | C000143852
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%		(0.46%)		1.93%
Without Sales Load [Member] | C000246124
Average Annual Return [Line Items]
Average Annual Return, Percent		13.23%	19.21%
Without Sales Load [Member] | C000159454
Average Annual Return [Line Items]
Average Annual Return, Percent		33.77%		3.97%		8.19%
Without Sales Load [Member] | C000029581
Average Annual Return [Line Items]
Average Annual Return, Percent		17.63%		14.18%		14.56%
Without Sales Load [Member] | C000136665
Average Annual Return [Line Items]
Average Annual Return, Percent		17.32%		13.85%		14.25%
Without Sales Load [Member] | C000136667
Average Annual Return [Line Items]
Average Annual Return, Percent		17.66%		14.17%		14.56%
Without Sales Load [Member] | C000136666
Average Annual Return [Line Items]
Average Annual Return, Percent		17.81%		14.36%		14.74%
Without Sales Load [Member] | C000029583
Average Annual Return [Line Items]
Average Annual Return, Percent		17.10%		13.67%		14.06%
Without Sales Load [Member] | C000029582
Average Annual Return [Line Items]
Average Annual Return, Percent		17.51%		14.07%		14.45%
Without Sales Load [Member] | C000143850
Average Annual Return [Line Items]
Average Annual Return, Percent		17.81%		14.35%		14.77%
Without Sales Load [Member] | C000136662
Average Annual Return [Line Items]
Average Annual Return, Percent		32.06%		7.36%		8.04%
Without Sales Load [Member] | C000136664
Average Annual Return [Line Items]
Average Annual Return, Percent		32.50%		7.72%		8.36%
Without Sales Load [Member] | C000136663
Average Annual Return [Line Items]
Average Annual Return, Percent		32.63%		7.83%		8.48%
Without Sales Load [Member] | C000143853
Average Annual Return [Line Items]
Average Annual Return, Percent		32.67%		7.85%		8.53%
Without Sales Load [Member] | C000155088
Average Annual Return [Line Items]
Average Annual Return, Percent		23.41%		13.80%		10.65%
Without Sales Load [Member] | C000158901
Average Annual Return [Line Items]
Average Annual Return, Percent		12.26%		6.32%		10.92%
Without Sales Load [Member] | C000158902
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%		6.61%		11.22%
Without Sales Load [Member] | C000158903
Average Annual Return [Line Items]
Average Annual Return, Percent		12.78%		6.77%		11.37%
Without Sales Load [Member] | C000158904
Average Annual Return [Line Items]
Average Annual Return, Percent		12.81%		6.78%		11.41%
Without Sales Load [Member] | C000232295
Average Annual Return [Line Items]
Average Annual Return, Percent		12.68%		5.11%		7.51%
Without Sales Load [Member] | C000143868
Average Annual Return [Line Items]
Average Annual Return, Percent		12.94%		5.35%		7.89%
Without Sales Load [Member] | C000143869
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%		5.62%		8.05%
Without Sales Load [Member] | C000232296
Average Annual Return [Line Items]
Average Annual Return, Percent		15.55%		5.93%		8.42%
Without Sales Load [Member] | C000143872
Average Annual Return [Line Items]
Average Annual Return, Percent		15.93%		6.20%		8.81%
Without Sales Load [Member] | C000143873
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%		6.46%		8.96%
Without Sales Load [Member] | C000232297
Average Annual Return [Line Items]
Average Annual Return, Percent		17.56%		6.54%		9.01%
Without Sales Load [Member] | C000143876
Average Annual Return [Line Items]
Average Annual Return, Percent		17.90%		6.78%		9.37%
Without Sales Load [Member] | C000143877
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%		7.07%		9.55%
Without Sales Load [Member] | C000232298
Average Annual Return [Line Items]
Average Annual Return, Percent		18.68%		7.10%		9.48%
Without Sales Load [Member] | C000143880
Average Annual Return [Line Items]
Average Annual Return, Percent		19.02%		7.24%		9.82%
Without Sales Load [Member] | C000143881
Average Annual Return [Line Items]
Average Annual Return, Percent		19.22%		7.64%		10.03%
Without Sales Load [Member] | C000232299
Average Annual Return [Line Items]
Average Annual Return, Percent		19.64%		7.56%		9.90%
Without Sales Load [Member] | C000143884
Average Annual Return [Line Items]
Average Annual Return, Percent		19.93%		7.81%		10.29%
Without Sales Load [Member] | C000143885
Average Annual Return [Line Items]
Average Annual Return, Percent		20.19%		8.10%		10.44%
Without Sales Load [Member] | C000232290
Average Annual Return [Line Items]
Average Annual Return, Percent		20.38%		7.96%		10.15%
Without Sales Load [Member] | C000143828
Average Annual Return [Line Items]
Average Annual Return, Percent		20.72%		8.12%		10.48%
Without Sales Load [Member] | C000143829
Average Annual Return [Line Items]
Average Annual Return, Percent		20.93%		8.49%		10.70%
Without Sales Load [Member] | C000232291
Average Annual Return [Line Items]
Average Annual Return, Percent		20.66%		8.04%		10.20%
Without Sales Load [Member] | C000143832
Average Annual Return [Line Items]
Average Annual Return, Percent		21.03%		8.24%		10.58%
Without Sales Load [Member] | C000143833
Average Annual Return [Line Items]
Average Annual Return, Percent		21.30%		8.58%		10.75%
Without Sales Load [Member] | C000232292
Average Annual Return [Line Items]
Average Annual Return, Percent		20.62%		8.04%		10.16%
Without Sales Load [Member] | C000143836
Average Annual Return [Line Items]
Average Annual Return, Percent		21.17%		8.38%		10.60%
Without Sales Load [Member] | C000143837
Average Annual Return [Line Items]
Average Annual Return, Percent		21.31%		8.60%		10.72%
Without Sales Load [Member] | C000232300
Average Annual Return [Line Items]
Average Annual Return, Percent		20.60%		8.07%	13.84%
Without Sales Load [Member] | C000216582
Average Annual Return [Line Items]
Average Annual Return, Percent		20.98%		8.41%	14.20%
Without Sales Load [Member] | C000216583
Average Annual Return [Line Items]
Average Annual Return, Percent		21.12%		8.58%	14.38%
Without Sales Load [Member] | C000253750
Average Annual Return [Line Items]
Average Annual Return, Percent	23.78%	23.71%
Without Sales Load [Member] | C000253751
Average Annual Return [Line Items]
Average Annual Return, Percent	23.78%	23.71%
Without Sales Load [Member] | C000253749
Average Annual Return [Line Items]
Average Annual Return, Percent	23.47%	23.40%
Without Sales Load [Member] | C000232293
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%		4.11%		5.30%
Without Sales Load [Member] | C000143856
Average Annual Return [Line Items]
Average Annual Return, Percent		10.94%		4.29%		5.66%
Without Sales Load [Member] | C000143857
Average Annual Return [Line Items]
Average Annual Return, Percent		11.13%		4.60%		5.81%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	28.03%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Average Annual Return, Percent		32.39%		7.91%		8.41%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Average Annual Return, Percent		32.39%		7.91%		8.41%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Average Annual Return, Percent		32.39%		7.91%		8.41%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Average Annual Return, Percent		32.39%		7.91%		8.41%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Average Annual Return, Percent		32.39%		7.91%		8.41%
SSGA Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index
Average Annual Return, Percent		32.39%		7.91%		8.41%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%		14.82%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%	19.90%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%	19.90%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	17.88%	15.07%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	17.88%	15.07%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	17.88%	15.07%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SPDR ETFs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)		2.01%
SSGA Index: State Street Balanced Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Balanced Composite Index
Average Annual Return, Percent		13.30%	19.53%
State Street Institutional Investment Trust Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		33.57%		4.20%		8.42%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent		31.96%		7.77%		8.41%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent		31.96%		7.77%		8.41%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent		31.96%		7.77%		8.41%
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Investable Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Investable Market Index
Average Annual Return, Percent		31.96%		7.77%		8.41%
SSGA Index: MSCI EAFE 100% Hedged to USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE 100% Hedged to USD Index
Average Annual Return, Percent		23.10%		13.94%		10.72%
SPDR ETFs Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Small Cap Completeness Index
Average Annual Return, Percent		12.67%		6.69%		11.40%
SPDR ETFs Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Small Cap Completeness Index
Average Annual Return, Percent		12.67%		6.69%		11.40%
SPDR ETFs Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Small Cap Completeness Index
Average Annual Return, Percent		12.67%		6.69%		11.40%
SPDR ETFs Index: Russell Small Cap Completeness Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Small Cap Completeness Index
Average Annual Return, Percent		12.67%		6.69%		11.40%
State Street Institutional Investment Trust Index: State Street Target Retirement 2025 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2025 Composite Index
Average Annual Return, Percent		13.13%		5.64%		8.09%
State Street Institutional Investment Trust Index: State Street Target Retirement 2025 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2025 Composite Index
Average Annual Return, Percent		13.13%		5.64%		8.09%
State Street Institutional Investment Trust Index: State Street Target Retirement 2025 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2025 Composite Index
Average Annual Return, Percent		13.13%		5.64%		8.09%
State Street Institutional Investment Trust Index: State Street Target Retirement 2030 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2030 Composite Index
Average Annual Return, Percent		16.06%		6.45%		8.98%
State Street Institutional Investment Trust Index: State Street Target Retirement 2030 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2030 Composite Index
Average Annual Return, Percent		16.06%		6.45%		8.98%
State Street Institutional Investment Trust Index: State Street Target Retirement 2030 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2030 Composite Index
Average Annual Return, Percent		16.06%		6.45%		8.98%
State Street Institutional Investment Trust Index: State Street Target Retirement 2035 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2035 Composite Index
Average Annual Return, Percent		18.03%		7.09%		9.56%
State Street Institutional Investment Trust Index: State Street Target Retirement 2035 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2035 Composite Index
Average Annual Return, Percent		18.03%		7.09%		9.56%
State Street Institutional Investment Trust Index: State Street Target Retirement 2035 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2035 Composite Index
Average Annual Return, Percent		18.03%		7.09%		9.56%
State Street Institutional Investment Trust Index: State Street Target Retirement 2040 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2040 Composite Index
Average Annual Return, Percent		19.18%		7.66%		10.06%
State Street Institutional Investment Trust Index: State Street Target Retirement 2040 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2040 Composite Index
Average Annual Return, Percent		19.18%		7.66%		10.06%
State Street Institutional Investment Trust Index: State Street Target Retirement 2040 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2040 Composite Index
Average Annual Return, Percent		19.18%		7.66%		10.06%
State Street Institutional Investment Trust Index: State Street Target Retirement 2045 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2045 Composite Index
Average Annual Return, Percent		20.08%		8.12%		10.47%
State Street Institutional Investment Trust Index: State Street Target Retirement 2045 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2045 Composite Index
Average Annual Return, Percent		20.08%		8.12%		10.47%
State Street Institutional Investment Trust Index: State Street Target Retirement 2045 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2045 Composite Index
Average Annual Return, Percent		20.08%		8.12%		10.47%
State Street Institutional Investment Trust Index: State Street Target Retirement 2050 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2050 Composite Index
Average Annual Return, Percent		20.80%		8.51%		10.72%
State Street Institutional Investment Trust Index: State Street Target Retirement 2050 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2050 Composite Index
Average Annual Return, Percent		20.80%		8.51%		10.72%
State Street Institutional Investment Trust Index: State Street Target Retirement 2050 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2050 Composite Index
Average Annual Return, Percent		20.80%		8.51%		10.72%
State Street Institutional Investment Trust Index: State Street Target Retirement 2055 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2055 Composite Index
Average Annual Return, Percent		21.15%		8.61%		10.77%
State Street Institutional Investment Trust Index: State Street Target Retirement 2055 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2055 Composite Index
Average Annual Return, Percent		21.15%		8.61%		10.77%
State Street Institutional Investment Trust Index: State Street Target Retirement 2055 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2055 Composite Index
Average Annual Return, Percent		21.15%		8.61%		10.77%
State Street Institutional Investment Trust Index: State Street Target Retirement 2060 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2060 Composite Index
Average Annual Return, Percent		21.15%		8.61%		10.77%
State Street Institutional Investment Trust Index: State Street Target Retirement 2060 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2060 Composite Index
Average Annual Return, Percent		21.15%		8.61%		10.77%
State Street Institutional Investment Trust Index: State Street Target Retirement 2060 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2060 Composite Index
Average Annual Return, Percent		21.15%		8.61%		10.77%
State Street Institutional Investment Trust Index: State Street Target Retirement 2065 composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2065 Composite Index
Average Annual Return, Percent		21.15%		8.61%	15.09%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%		14.42%	19.90%
State Street Institutional Investment Trust Index: State Street Target Retirement 2065 composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2065 Composite Index
Average Annual Return, Percent		21.15%		8.61%	15.09%
State Street Institutional Investment Trust Index: State Street Target Retirement 2065 composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2065 Composite Index
Average Annual Return, Percent		21.15%		8.61%	15.09%
SPDR ETFs Index: State Street Target Retirement 2070 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2070 Composite Index
Average Annual Return, Percent		21.15%
SPDR ETFs Index: State Street Target Retirement 2070 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2070 Composite Index
Average Annual Return, Percent		21.15%
SPDR ETFs Index: State Street Target Retirement 2070 Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement 2070 Composite Index
Average Annual Return, Percent		21.15%
State Street Institutional Investment Trust Index: State Street Target Retirement Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement Composite Index
Average Annual Return, Percent		11.14%		4.60%		5.84%
State Street Institutional Investment Trust Index: State Street Target Retirement Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement Composite Index
Average Annual Return, Percent		11.14%		4.60%		5.84%
State Street Institutional Investment Trust Index: State Street Target Retirement Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		State Street Target Retirement Composite Index
Average Annual Return, Percent		11.14%		4.60%		5.84%